Equity - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Aug. 25, 2024 CAD ($) shares	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($) shares	Dec. 05, 2024 shares	Nov. 25, 2024 CAD ($) shares	Oct. 31, 2024 USD ($) shares	Jul. 17, 2024 USD ($)	May 25, 2024 CAD ($) shares	Mar. 08, 2024 USD ($)	Oct. 19, 2023 shares
Disclosure of classes of share capital [line items]
Description of conversion of preferred share		In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Number of shares repurchase under normal course issuer bid | shares				20
Non-controlling interests		$ 36	$ 28
Bank of the West [member]
Disclosure of classes of share capital [line items]
Non-controlling interests		$ 36	$ 28
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares		6,554,492	6,312,576			6,554,492
4.3% Series 1 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 1,250
Interest Rate		4.30%
5.625% Series 2 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 750
Interest Rate		5.625%
7.325% Series 3 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 1,000
Interest Rate		7.325%
4.8% AT1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note issued face value						$ 500
Interest Rate	4.80%	6.709%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares		39,864,838	12,187,362			39,864,838
Common shares [member]
Disclosure of classes of share capital [line items]
Discount from treasury for shares issued under dividend reinvestment plan		2.00%				2.00%
Series 31 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding					$ 300
Redeemable preference shares, outstanding | shares					12,000,000
Series 29 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding	$ 400
Redeemable preference shares, outstanding | shares	16,000,000
Series 27 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding								$ 500
Redeemable preference shares, outstanding | shares								20,000,000
Series 46 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem all of our outstanding								$ 350
Redeemable preference shares, outstanding | shares								14,000,000
Class B Series 44 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share		Class B – Series 45
Number of shares tendered | shares		93,870
Number of shares required for conversion | shares		1,000,000
Dividend rate reset term		5 years
Dividend rate adjustment percentage		6.816%
Class B Series 45 Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares										0
Class B Series 48 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Note issued face value		$ 1,250
Class B Series 49 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Note issued face value		$ 750
Class B Series 51 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Note issued face value		$ 1,000
Class B Series 53 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Note issued face value						$ 1,000
Class B Series 54 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Note issued face value						750
Other Equity Instruments [member] | 7.300% Series 5 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value						750	$ 750
Interest Rate		7.30%
Other Equity Instruments [member] | 7.700% Series 4 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value						$ 1,000			$ 1,000
Interest Rate		7.70%
Other Equity Instruments [member] | 4.3% Series 1 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 1,250
Interest Rate		4.30%
Other Equity Instruments [member] | 5.625% Series 2 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 750
Interest Rate		5.625%
Other Equity Instruments [member] | 7.325% Series 3 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 1,000
Interest Rate		7.325%
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued under dividend reinvestment plan at 2% discount from treasury | shares		7,790,724	13,482,314